Equity-accounted investees (Tables)	12 Months Ended
Dec. 31, 2022
Equity-accounted investees
Summary Of detailed information about financial statements explanatory

	August 4,	December 31,
in €‘000	2022	2022
Current assets, including cash and cash equivalents	17,247	13,314
Non-current assets	1,925	1,970
Brand name	12,649	11,945
Technology	8,591	7,760
Goodwill	41,323	40,379
Liabilities	(1,363)	(3,351)
Deferred tax liabilities	(3,080)	(2,858)
Net assets (100%)	77,292	69,159
Group’s share net assets (49%)	37,873	33,888
Carrying amount of interest in associate	37,873	33,888
Revenue (100%)		1,514
Loss from operations (100%)		(8,133)
Group’s share of loss from operations (49%)		(3,985)